Acquisitions - Summary of Business Acquisitions (Parenthetical) (Details) - Myx [Member] - Common Class A [Member] - Common Stock [Member]	Jun. 25, 2021 $ / shares shares
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	270,930
Business Acquisition, Share Price | $ / shares	$ 600